Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Schedule of Fair Value of Financial Instruments

The following table summarizes, for assets and liabilities measured at fair value, the respective fair value and the classification by level of input within the fair value hierarchy:

	March 31, 2020
(in thousands)	Fair Value	Level 1	Level 2	Level 3
Assets
Money market funds	$179,031	$179,031	$—	$—
U.S. treasury securities	30,306	30,306	—	—
U.S. government agency obligations	159,976	—	159,976	—
Commercial paper	140,320	—	140,320	—

Total assets measured at fair value	$509,633	$209,337	$300,296	$—

Liabilities
Derivative liability	$3,042	$—	$—	$3,042

Total liabilities measured at fair value	$3,042	$—	$—	$3,042

	December 31, 2019
(in thousands)	Fair Value	Level 1	Level 2	Level 3
Assets
Money market funds	$136,258	$136,258	$—	$—
U.S. treasury securities	48,355	48,355	—	—
Commercial paper	77,082	—	77,082	—
Overnight repurchase agreements	15,001	—	15,001	—
U.S. government agency obligations	5,990	—	5,990	—

Total assets measured at fair value	$282,686	$184,613	$98,073	$—

Liabilities
Derivative liability	$2,952	$—	$—	$2,952

Total liabilities measured at fair value	$2,952	$—	$—	$2,952

The following table summarizes, for assets and liabilities measured at fair value, the respective fair value and the classification by level of input within the fair value hierarchy:

	As of December 31, 2019
(in thousands)	Fair Value	Level 1	Level 2	Level 3
Assets
Money market funds	$136,258	$136,258	$—	$—
U.S. treasury securities	48,355	48,355	—	—
Commercial paper	77,082	—	77,082	—
Overnight repurchase agreements	15,001	—	15,001	—
U.S. government agency obligations	5,990	—	5,990	—

Total assets measured at fair value	$282,686	$184,613	$98,073	$—

Liabilities
Derivative liability	$2,952	$—	$—	$2,952

Total liabilities measured at fair value	$2,952	$—	$—	$2,952

	As of December 31, 2018
(in thousands)	Fair Value	Level 1	Level 2	Level 3
Assets
Money market funds	$38,354	$38,354	$—	$—
U.S. treasury securities	80,844	80,844	—	—
U.S. government agency obligations	52,578	—	52,578	—

Total assets measured at fair value	$171,776	$119,198	$52,578	$—

Liabilities
Derivative liability	$2,753	$—	$—	$2,753

Total liabilities measured at fair value	$2,753	$—	$—	$2,753

Summary of Changes in Fair Value of Financial Instruments

The following table summarizes the change in the fair value of our Level 3 financial instrument:

(in thousands)	Derivative Liability
Fair value as of December 31, 2019	$2,952
Change in fair value	90

Fair value as of March 31, 2020	$3,042

The following table summarizes the change in the fair value of our Level 3 financial instrument:

(in thousands)	Derivative liability
Fair value as of December 31, 2018	$2,753
Change in fair value	199

Fair value as of December 31, 2019	$2,952